ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Accounts receivables	10,301,288	12,113,298
Less: provision for credit loss	18,431	17,562
Total accounts receivable, net	10,282,857	12,095,736

Schedule of provision for credit losses

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Balance at the beginning of the period	13,273	18,431
Provision for the period	15,394	—
Credit loss reversal	(9,792)	(64)
Write-off of credit loss	—	(1,142)
Foreign currency translation adjustment	(444)	337
Balance at the end of the period	18,431	17,562